Derivative Instruments and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign Currency Forward Contracts
As at September 30, 2016, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency (thousands)	Fair Value / Carrying Amount of Asset (Liability) (in thousands of U.S. Dollars) Non-hedge	Average Forward Rate (1)	Expected Maturity
				2016	2017
				(in thousands of U.S. Dollars)
Norwegian Kroner	371,000	1,412	8.23	12,875	32,214
Euro	2,250	85	0.92	2,447	—
Singapore Dollar	14,026	(68)	1.35	10,361	—
		1,429		25,683	32,214
(1)Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Schedule of Cross Currency Contracts Statement of Financial Position
As at September 30, 2016, the Partnership was committed to the following cross currency swaps:

Notional Amount NOK (thousands)	Principal Amount USD (thousands)	Floating Rate Receivable		Fixed Rate Payable	Fair Value / Asset (Liability) $	Remaining Term (years)
		Reference Rate	Margin

600,000 (1)(2)	101,351	NIBOR	5.75%	8.84%	(30,393)	2.2
800,000 (1)(3)	143,536	NIBOR	5.75%	7.58%	(48,454)	2.3
1,000,000	162,200	NIBOR	4.25%	7.45%	(46,411)	2.3
					(125,258)
(1) Notional amount reduces equally with NOK bond repayments (see note 6).

(2)	Excludes an economic hedge on the foreign currency exposure for a three percent premium upon maturity of the NOK bonds which exchanges NOK 7.2 million for $1.2 million (see note 6).
(3) Excludes an economic hedge on the foreign currency exposure for a three percent premium upon maturity of the NOK bonds which exchanges NOK 19.2 million for $3.4 million (see note 6).

Interest Rate Swap Agreements
As at September 30, 2016, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	950,000	(210,365)	5.2	4.0
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	1,246,849	(98,638)	5.1	2.7
		2,196,849	(309,003)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at September 30, 2016, ranged between 0.30% and 4.00%

(2)	Notional amount remains constant over the term of the swap.

(3)	Principal amount reduces quarterly or semi-annually.

Derivative Instruments, Gain (Loss)
For the periods indicated, the following table presents the effective and ineffective portion of losses on interest rate swap agreements designated and qualifying as cash flow hedges. The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity accounted joint ventures.

Three Months Ended September 30, 2016				Three Months Ended September 30, 2015
Effective	Effective			Effective	Effective
Portion	Portion			Portion	Portion
Recognized	Reclassified	Ineffective		Recognized	Reclassified	Ineffective
in AOCI (1)	from AOCI (2)	Portion (3)		in AOCI (1)	from AOCI (2)	Portion (3)
640	—	126	Interest expense	(1,085)	—	(1,058)	Interest expense
640	—	126		(1,085)	—	(1,058)

Nine Months Ended September 30, 2016				Nine Months Ended September 30, 2015
Effective	Effective			Effective	Effective
Portion	Portion			Portion	Portion
Recognized	Reclassified	Ineffective		Recognized	Reclassified	Ineffective
in AOCI (1)	from AOCI (2)	Portion (3)		in AOCI (1)	from AOCI (2)	Portion (3)
(3,870)	—	984	Interest expense	(1,085)	—	(1,058)	Interest expense
(3,870)	—	984		(1,085)	—	(1,058)

(1)	Effective portion of designated and qualifying cash flow hedges recognized in accumulated other comprehensive income (loss) (or AOCI).

(2)	Effective portion of designated and qualifying cash flow hedges recorded in AOCI during the term of the hedging relationship and reclassified to earnings.

(3)	Ineffective portion of designated and qualifying cash flow hedges.

Location and Fair Value Amounts of Assets (Liabilities) of Partnership's Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Other Current Assets $	Other Assets $	Accrued Liabilities $	Current Portion of Derivative Liabilities $	Derivative Liabilities $
As at September 30, 2016
Foreign currency contracts	1,661	256	—	(488)	—
Cross currency swaps	—	—	(2,403)	(17,747)	(105,108)
Interest rate swaps	—	100	(10,391)	(32,604)	(266,108)
	1,661	356	(12,794)	(50,839)	(371,216)
As at
As at December 31, 2015
Foreign currency contracts	80	—	—	(10,266)	(1,323)
Cross currency swaps	—	—	(2,196)	(42,878)	(138,253)
Interest rate swaps	—	1,894	(7,827)	(148,312)	(81,753)
	80	1,894	(10,023)	(201,456)	(221,329)

Effect of Losses on Derivatives
The effect of the gains (losses) on these derivatives in the consolidated statements of income (loss) for the three and nine months ended September 30, 2016 and 2015 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	$	$	$	$
Realized losses on derivative instruments
Interest rate swap termination	—	(10,876)	—	(10,876)
Interest rate swaps	(13,507)	(15,857)	(40,989)	(45,378)
Foreign currency forward contracts	(1,764)	(4,064)	(6,384)	(9,890)
	(15,271)	(30,797)	(47,373)	(66,144)
Unrealized gains (losses) on derivative instruments
Interest rate swaps	31,894	(43,453)	(67,845)	(22,303)
Foreign currency forward contracts	3,624	(2,852)	12,938	(1,735)
	35,518	(46,305)	(54,907)	(24,038)
Total realized and unrealized gains (losses) on derivative instruments	20,247	(77,102)	(102,280)	(90,182)

Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Loss)
The effect of the gains (losses) on cross currency swaps in the consolidated statements of income (loss) for the three and nine months ended September 30, 2016 and 2015 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	$	$	$	$
Realized losses	(3,330)	(2,840)	(41,276)	(7,173)
Unrealized gains (losses)	19,803	(32,649)	58,276	(52,325)
Total realized and unrealized gains (losses) on cross currency swaps	16,473	(35,489)	17,000	(59,498)